INVESTMENT PROPERTIES - Changes in investment properties (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment Properties:
Balance, beginning of year	CAD 2,653,095
Fair value gains, net	212,106	CAD 175,924
Balance, end of year	2,733,568	2,653,095
Income-Producing Properties
Investment Properties:
Balance, beginning of year	2,646,292	2,576,562
Capital expenditures: Maintenance or improvements	21,065	2,089
Capital expenditures: Developments or expansions	72,774	8,224
Acquisition (note 3)	154,726
Transfer to land held for development	(12,076)
Completed projects		13,685
Leasing commissions	3,573	2,058
Tenant incentives	803	1,458
Fair value gains, net	212,106	175,924
Foreign currency translation, net	12,800	(89,096)
Disposals		(42,014)
Amortization of straight- line rent	(1,101)	371
Amortization of tenant incentives	(5,410)	(5,229)
Other changes	585	2,260
Classified as assets held for sale (note 5)	(391,453)
Balance, end of year	2,714,684	2,646,292
Properties and Land Under Development
Investment Properties:
Balance, beginning of year		8,651
Capital expenditures: Developments or expansions		5,826
Completed projects		(13,685)
Foreign currency translation, net		(792)
Land Held For Development
Investment Properties:
Balance, beginning of year	6,803	7,173
Transfer to land held for development	12,076
Foreign currency translation, net	5	(370)
Balance, end of year	CAD 18,884	CAD 6,803